Financial instruments (Details 2) $ in Thousands, ₨ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument | $		$ 500		$ 1,500
Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
(Gain) / loss on mark to market in respect of forward contracts outstanding	₨ 2		₨ 0
Written put options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	2		0
Purchased call options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	₨ 0		₨ 0